Cover	Feb. 04, 2026
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment.
Entity Emerging Growth Company	false
Document Period End Date	Feb. 04, 2026
Entity File Number	000-27866
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	100 Southcenter Court
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Morrisville
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27560
City Area Code	440
Local Phone Number	601-9677
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	SCWO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false